Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	$ 1,012,820	$ 893,205
Standby letters of credit	$ 13,334	$ 13,421